Business Acquisitions - Additional Information (Detail) - USD ($) $ in Thousands								1 Months Ended	3 Months Ended	4 Months Ended		6 Months Ended	12 Months Ended
	Dec. 18, 2017	Dec. 15, 2017	Sep. 15, 2017	Aug. 16, 2017	Jul. 14, 2017	Dec. 04, 2015	May 19, 2015	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 31, 2018	Dec. 31, 2014
Fair value of the contingent consideration								$ 956	$ 956	$ 956	$ 956	$ 956	$ 956
Goodwill								331,456	331,456	331,456	331,456	331,456	$ 331,456	$ 258,570	$ 244,351		$ 220,966
Customer Relationships
Expected lives of the acquired amortize intangible assets													5 years
Trademarks
Expected lives of the acquired amortize intangible assets													2 years
Noncompetition Agreements | Minimum
Expected lives of the acquired amortize intangible assets													2 years
Noncompetition Agreements | Maximum
Expected lives of the acquired amortize intangible assets													3 years
Annese
Cash consideration					$ 24,483
Additional consideration					4,000
Transaction costs related to the acquisition													$ 778
Fair value of the contingent consideration					956			956	956	956	956	956	956
Goodwill					9,906
Increase/Decrease in purchase price								(1,550)	(1,550)	(1,550)	(1,550)	(1,550)	(1,550)
Revenue, since the acquisition												36,385
Net income, since the acquisition												1,648
Escrow account	$ 2,576				$ 2,776
Escrow deposit released amount	200
Fair value of accounts receivable	2,323
Increase in goodwill									(7,803)
SPS
Cash consideration				$ 51,125
Transaction costs related to the acquisition													581
Goodwill				18,834
Increase/Decrease in purchase price								(8,000)	(8,000)	(8,000)	(8,000)	(8,000)	(8,000)
Revenue, since the acquisition											91,576
Net income, since the acquisition											1,410
Escrow account				$ 8,000
Escrow deposit released amount	$ 8,000
Fair value of accounts receivable								3,148	3,148	3,148	$ 3,148	$ 3,148	3,148
Increase in goodwill									(4,594)
RGTS
Cash consideration			$ 20,862
Transaction costs related to the acquisition													612
Goodwill			5,471
Increase/Decrease in purchase price																$ 10
Revenue, since the acquisition										8,242
Net income, since the acquisition										$ 192
Escrow account			2,200
Escrow deposit released amount																$ 600
Fair value of accounts receivable			$ 565
Increase in goodwill									$ (3,715)
AOS
Cash consideration		$ 65,859
Transaction costs related to the acquisition													$ 459
Goodwill		40,460
Revenue, since the acquisition								12,802
Net income, since the acquisition								$ 1,275
Escrow account		1,945
Fair value of accounts receivable		$ 500
Sigmanet
Cash consideration						$ 47,851
Goodwill						$ 27,820
Increase in goodwill															13,634
Decrease in finite-life intangibles															(12,567)
Decrease in tangible assets															(1,345)
Increase in accounts payable and accrued expenses															787
Decrease in cost of revenue															(157)
Decrease in operating expenses															(60)
Increase in income before income taxes															217
Escrow account															2,925
Accounts receivable not expected to be collected															$ 2,202
Sunturn
Cash consideration							$ 8,744
Goodwill							2,813
Fair value of accounts receivable														95
Increase in goodwill														650
MSN
Cash consideration							18,817
Goodwill							$ 6,971
Fair value of accounts receivable														805
Increase in goodwill														172
Decrease in accounts payable and accrued expenses														$ 237